Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total revenue from related parties	$ 1,014	$ 317	$ 2,918	$ 4,444	$ 2,475
Franchise [Member]
Related Party Transaction [Line Items]
Total revenue from related parties	421	262	1,232	733	1,620
Equipment [Member]
Related Party Transaction [Line Items]
Total revenue from related parties	$ 593	$ 55	$ 1,686	$ 3,711	$ 855